INTANGIBLE ASSETS OTHER THAN GOODWILL (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about intangible assets [abstract]
Schedule of intangible assets

The details of intangible assets are as follows:

	Classes of intangible assets		Classes of intangible assets
	(net)		(gross)
	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016
	ThUS$	ThUS$	ThUS$	ThUS$

Airport slots	964,513	978,849	964,513	978,849
Loyalty program	321,440	326,262	321,440	326,262
Computer software	160,970	157,016	509,377	419,652
Developing software	123,415	91,053	123,415	91,053
Trademarks (1)	46,909	57,133	62,539	63,730
Other assets	-	-	-	808
Total	1,617,247	1,610,313	1,981,284	1,880,354

Schedule of movement in Intangible assets

Movement in Intangible assets other than goodwill:

	Computer			Trademarks
	software	Developing	Airport	and loyalty
	Net	software	slots (2)	program (1) (2)	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Opening balance as of January 1, 2015	126,797	74,050	1,201,028	478,204	1,880,079
Additions	4,954	48,270	-	-	53,224
Withdrawals	(4,612)	(162)	-	(1)	(4,775)
Transfer software	28,726	(30,426)	-	-	(1,700)
Foreing exchange	(14,871)	(16,845)	(384,041)	(152,910)	(568,667)
Amortization	(36,736)	-	-	-	(36,736)
Closing balance as of December 31, 2015	104,258	74,887	816,987	325,293	1,321,425

Opening balance as of January 1, 2016	104,258	74,887	816,987	325,293	1,321,425
Additions	6,688	83,672	-	-	90,360
Withdrawals	(736)	(191)	-	-	(927)
Transfer software	85,029	(74,376)	-	-	10,653
Foreing exchange	5,689	7,061	161,862	64,447	239,059
Amortization	(43,912)	-	-	(6,345)	(50,257)
Closing balance as of December 31, 2016	157,016	91,053	978,849	383,395	1,610,313

Opening balance as of January 1, 2017	157,016	91,053	978,849	383,395	1,610,313
Additions	8,453	78,880	-	-	87,333
Withdrawals	(244)	(684)	-	-	(928)
Transfer software	45,783	(45,580)	-	-	203
Foreing exchange	(1,215)	(254)	(14,336)	(5,459)	(21,264)
Amortization	(48,823)	-	-	(9,587)	(58,410)
Closing balance as of December 31, 2017	160,970	123,415	964,513	368,349	1,617,247

(1)	In 2016, after the extensive work of integration after the association between LAN and TAM, during which there has been solid progress in the homologation of the optimization processes of its air connections, in addition to the restructuring and modernization of the fleet of aircraft, the Company has resolved adopt a unique name and identity, and announce that the brand of the group will be LATAM ", which would unite all companies under a single image.

Given the above, we have proceeded to review the brands useful life, concluding that these should go from an indefinite to defined useful life. The estimated new useful life is 5 years, equivalent to the period for finishing all the image changes necessary.

(2)	See Note 2.5

The amortization of the period is shown in the consolidated statement of income in administrative expenses. The accumulated amortization of computer programs and brands as of December 31, 2017, amounts to ThUS$ 373,463 (ThUS$ 270,041 at December 31, 2016).